Subsequent Events (Unaudited)	12 Months Ended
Dec. 31, 2020
Subsequent Events Unaudited [Abstract]
Subsequent Events (unaudited)
(15) Subsequent Events (unaudited)
2021 Dividend
On April 9, 2021, the board of directors declared a cash distribution in the aggregate amount of $50 million from TaskUs Holdings, Inc. to Bidco, then from Bidco to Midco, then from Midco to TaskUs, Inc., then from TaskUs, Inc. to holders of our common stock as dividend payment. The cash dividend was paid on April 16, 2021.